Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
Our equity awards, including stock options, are granted in connection with our yearly compensation cycle and regularly scheduled meetings of our Compensation Committee. Our Compensation Committee does not grant equity awards in anticipation of the release of material non-public
information. Similarly, we do not time the release of material non-public
information based on equity award grant dates.
During fiscal year 2025, (i) none of our named executive officers were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form
10-Q,
Form 10-K,
or Form
8-K
that disclosed material
non-public
information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material non-public
information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	Our equity awards, including stock options, are granted in connection with our yearly compensation cycle and regularly scheduled meetings of our Compensation Committee. Our Compensation Committee does not grant equity awards in anticipation of the release of material non-public
information. Similarly, we do not time the release of material non-public
information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false